Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 13,462	$ 9,344	$ 24,965	$ 22,585